Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Summary of Depreciation Calculated on Straight-line Basis Over Estimated Useful Lives of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Freehold land	Not depreciated
Building	39 to 50 years
Leasehold improvements	lesser of the lease term or the asset life
Machinery and equipment	5 to 15 years
Computer and office equipment	3 to 5 years
Transportation equipment	10 years

Summary of Intangible Assets Amortised	Intangible assets are amortized on the straight-line basis over the following useful economic lives:

Software	3

Summary of Estimated Useful Lives of Right-of-Use Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follow;

Leasehold land	50 years
Building	39 to 50 years
Leasehold improvements	lesser of the lease term or the asset life
Machinery and equipment	5 to 15 years
Computer and office equipment	3 to 5 years